Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 70,595	$ 140,442
2020	141,588	141,588
2021	35,588	35,588
Future minimum lease payments	$ 247,771	$ 317,618